Subsequent events (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 26, 2026	Jan. 16, 2026
Rights Offering [Member]
Subsequent events (Details) [Line Items]
Number of shares issued upon right offering (in Shares)		14,375,000
Exercise price per share (in Dollars per share)		$ 8
Proceeds from rights offering		$ 115.0
ContextLogic [Member]
Subsequent events (Details) [Line Items]
Proceeds from rights offering	$ 115.0
Business acquisition, purchase price	907.5
Business acquisition, cash payment	582.3
Net borrowing proceeds from term loans	212.6
Equity rollover consideration	$ 325.2